RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - MARKET RISK (Details)	6 Months Ended
Jun. 30, 2017 item
Maximum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Floating rate debt as a percentage of total debt outstanding	25.00%
Foreign exchange contracts | Minimum
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Period to hedge a minimum level of foreign currency denominated earnings exposures	5 years
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate, fixed (as a percent)	2.50%
Average swap rate, variable (as a percent)	2.10%
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Average swap rate, fixed (as a percent)	3.80%
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Number of forms of stock-based compensation with equity price risk	1